As filed with the Securities and Exchange Commission on December 14, 2012.

Registrations Nos. 333-122914

811-09203

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 21	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 209	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY

(Name of Depositor)

700 Newport Center Drive

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943

(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage

Assistant Vice President

Pacific Life & Annuity Company

700 Newport Center Drive

Newport Beach, California 92660

(Name and address of agent for service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on December 17, 2012, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of securities being registered: Interests in the Separate Account under Pacific Portfolios and Pacific Portfolios for Chase individual flexible premium deferred variable annuity contracts.

Filing fee: None

Prospectus

(Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-12-006362 filed on April 23, 2012, supplemented July 30, 2012, Accession No. 0001193125-12-320055, and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-12-006362 filed on April 23, 2012, and incorporated by reference herein.)

Supplement dated December 17, 2012 to your variable annuity Prospectus dated May 1, 2012 for the variable annuity contract issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life & Annuity Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2012, as supplemented.

Effective February 1, 2013, all references in the Prospectus to the current/annual charge percentage for the following optional living benefit rider will change to the following:

Current/Annual
Charge Percentage
CoreIncome Advantage 5 Plus (Joint)	1.35%

If you purchased the above referenced rider and your Rider Effective Date is before February 1, 2013, the new percentage will not apply unless a Reset occurs as disclosed in your Prospectus. The Maximum Annual Charge Percentage is not changing. Please see the CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges section and the OPTIONAL LIVING BENEFIT RIDERS section in the Prospectus for complete information.

On or about January 1, 2013, the portfolio manager for the Pacific Select Fund Large-Cap Growth Investment Option will be replaced with BlackRock Investment Management, LLC.

For more information on the manager change, see the Pacific Select Fund prospectus. You can obtain a Pacific Select Fund prospectus and any supplements by contacting your financial advisor or online at www.PacificLife.com/PacificSelectFund.htm.

Form No.:	NYSUP1212

Supplement dated December 17, 2012 to the Prospectus dated May 1, 2012 for the

Pacific Portfolios variable annuity contract issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in the Prospectus unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life & Annuity Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2012, as supplemented.

The purpose of this supplement is to add additional Investment Options and amend other related disclosure.

On or about January 1, 2013, the following Investment Options will be available:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.	INVESTMENT GOAL	MANAGER
American Century VP Mid Cap Value Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS	INVESTMENT GOAL	MANAGER
Fidelity VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Co., Inc.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	INVESTMENT GOAL	MANAGER
Franklin Rising Dividends Securities Fund Class 2	Seeks long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.	Franklin Advisory Services, LLC
Mutual Global Discovery Securities Fund Class 2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Templeton Global Bond Securities Fund Class 2	Seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.	Franklin Advisers, Inc.

JANUS ASPEN SERIES	INVESTMENT GOAL	MANAGER
Janus Aspen Balanced Portfolio Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC

LORD ABBETT SERIES FUND, INC.	INVESTMENT GOAL	MANAGER
Lord Abbett Bond Debenture Portfolio Class VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC

MFS® VARIABLE INSURANCE TRUST	INVESTMENT GOAL	MANAGER
MFS® Utilities Series – Service Class	Seeks total return.	Massachusetts Financial Services Company

PIMCO VARIABLE INSURANCE TRUST	INVESTMENT GOAL	MANAGER
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	Seeks maximum real return, consistent with prudent investment management.	Pacific Investment Management Company, LLC

VAN ECK VIP TRUST	INVESTMENT GOAL	MANAGER
Van Eck VIP Global Hard Assets Fund Class S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation

For more information on the new Fund portfolios, including a discussion of the investment techniques, charges and expenses, and risks associated with each portfolio’s investments, see the applicable Fund prospectus. You can obtain an applicable Fund prospectus by contacting your financial advisor or online at www.PacificLife.com.

The first paragraph of the Transfers and Market-timing Restrictions subsection of the OVERVIEW section is replaced with the following:

You can transfer among Investment Options any time, subject to certain limitations, until your Annuity Date without paying any current income tax. Transfers are limited to 25 for each calendar year. Only 2 transfers per month may involve the Invesco V.I. Balanced-Risk Allocation Fund, BlackRock Global Allocation V.I. Fund, GE Investments Total Return Fund, International Value, International Small-Cap, International Large-Cap, Emerging Markets, Emerging Markets Debt, First Trust/Dow Jones Dividend & Income Allocation Portfolio, Fidelity VIP FundsManager 60%® Portfolio, Mutual Global Discovery Securities Fund, Templeton Global Bond Securities Fund or PIMCO Global Multi-Asset Investment Options. In addition, only 2 transfers into or out of each American Funds (American Funds Asset Allocation, American Funds Growth or American Funds Growth-Income), Global Absolute Return, Currency Strategies, Precious Metals, Lord Abbett Bond Debenture, MFS Utilities, PIMCO CommodityRealReturn® Strategy, or Van Eck Global Hard Assets Investment Option may occur in any calendar month. If you have used all 25 transfers in a calendar year, you may make 1 additional transfer of all or a portion of your Variable Account Value to the Cash Management Investment Option before the start of the next calendar year. You can also make systematic transfers by enrolling in our dollar cost averaging, portfolio rebalancing or earnings sweep programs. Transfers made under these systematic transfer programs or automatic quarterly rebalancing under the Custom Model program are excluded from these limitations. Some restrictions may apply to transfers to or from any fixed option.

The table in the Total Annual Fund Operating Expenses subsection of the OVERVIEW is replaced with the following:

	Minimum	Maximum
Range of total annual portfolio operating expenses before any waivers or expense reimbursements	0.29%	2.02%
Range of total annual portfolio operating expenses after any waivers or expense reimbursements	0.29%	1.97%

The table in the Examples subsection of the OVERVIEW is replaced with the following:

•	If you surrendered your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$1,355	$2,738	$3,970	$7,551
Minimum*	$808	$1,092	$1,220	$2,059

•	If you annuitized your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$1,355	$2,198	$3,700	$7,551
Minimum*	$808	$552	$950	$2,059

•	If you did not surrender or annuitize, but left the money in your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$725	$2,198	$3,700	$7,551
Minimum*	$178	$552	$950	$2,059

*	In calculating the examples above, we used the maximum and minimum total operating expenses of all the Portfolios as shown in the Fees And Expenses section of each Fund Prospectus. For more information on Contract fees and expenses, see CHARGES, FEES AND DEDUCTIONS in this Prospectus, and see each Fund Prospectus. See the FINANCIAL HIGHLIGHTS section in this Prospectus for condensed financial information about the Subaccounts.

The Investment Advisers subsection under the YOUR INVESTMENT OPTIONS section is amended to include the following:

American Century Investment Management, Inc. is the investment adviser of the American Century Variable Portfolios, Inc.

Franklin Advisory Services, LLC is the investment adviser for the Franklin Rising Dividends Securities Fund. Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Global Discovery Securities Fund. Franklin Advisers, Inc. is the investment adviser for the Templeton Global Bond Securities Fund. These portfolios are part of the Franklin Templeton Variable Insurance Products Trust.

Strategic Advisers, Inc., an affiliate of Fidelity Management & Research Company, is the investment advisor for the Fidelity VIP FundsManager 60%® Portfolio. Fidelity Management & Research Company is the investment adviser for the Fidelity VIP Contrafund® Portfolio. These portfolios are part of the Fidelity Variable Insurance Products Funds.

Janus Capital Management LLC is the investment adviser of the Janus Aspen Series.

Lord, Abbett & Co. LLC is the investment adviser of the Lord Abbett Series Fund, Inc.

Van Eck Associates Corporation is the investment adviser of the Van Eck VIP Trust.

The first paragraph of the Transfers and Market-timing Restrictions subsection of the HOW YOUR PURCHASE PAYMENTS ARE ALLOCATED section is replaced with the following:

Transfers are allowed 30 days after the Contract Date. Currently, we are not enforcing this restriction but we reserve the right to enforce it in the future. Once your Purchase Payments are allocated to the Investment Options you selected, you may transfer your Account Value less Loan Account Value from any Investment Option to any other Investment Option, except the DCA Plus Fixed Option. Transfers are limited to 25 for each calendar year. Only 2 transfers in any calendar month may involve any of the following Investment Options: Invesco V.I. Balanced-Risk Allocation Fund, BlackRock Global Allocation V.I. Fund, GE Investments Total Return Fund, International Value, International Small-Cap, International Large-Cap, Emerging Markets, Emerging Markets Debt, First Trust/Dow Jones Dividend & Income Allocation Portfolio, Fidelity VIP FundsManager 60%® Portfolio, Mutual Global Discovery Securities Fund, Templeton Global Bond Securities Fund, or PIMCO Global Multi-Asset. In addition, only 2 transfers into or out of each American Funds (American Funds Asset Allocation, American Funds Growth or American Funds Growth-Income), Global Absolute Return, Currency Strategies, Precious Metals, Lord Abbett Bond Debenture, MFS Utilities, PIMCO CommodityRealReturn® Strategy, or Van Eck Global Hard Assets Investment Option may occur in any calendar month.

The following portfolio has been added as an allowable Investment Option under the Investment Allocation Requirements subsection in the OPTIONAL LIVING BENEFIT RIDERS section:

Janus Aspen Balanced Portfolio

The second paragraph of the Service Arrangements subsection under the ADDITIONAL INFORMATION section is amended to include the following:

American Century Services, LLC pays us for each American Century Variable Portfolios, Inc. portfolio (Class II) held by our separate accounts. Janus Capital Management LLC, pays us for each Janus Aspen Series portfolio (Service Class) held by our separate accounts. Lord Abbett Series Fund, Inc. pays us for each Lord Abbett Series Fund, Inc. portfolio (Class VC) held by our separate accounts. Van Eck Securities Corporation, pays us for each Van Eck VIP Trust portfolio (Class S) held by our separate accounts.

The term Fund under the TERMS USED IN THIS PROSPECTUS section is amended to include the following:

American Century Variable Portfolios, Inc., Janus Aspen Series, Lord Abbett Series Fund, Inc., and Van Eck VIP Trust.

Supplement dated December 17, 2012 to the Prospectus dated May 1, 2012 for the

Pacific Portfolios For Chase variable annuity contract issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in the Prospectus unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life & Annuity Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2012, as supplemented.

The purpose of this supplement is to add additional Investment Options and amend other related disclosure.

On or about January 1, 2013, the following Investment Options will be available:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.	INVESTMENT GOAL	MANAGER
American Century VP Mid Cap Value Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS	INVESTMENT GOAL	MANAGER
Fidelity VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Co., Inc.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	INVESTMENT GOAL	MANAGER
Franklin Rising Dividends Securities Fund Class 2	Seeks long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.	Franklin Advisory Services, LLC
Mutual Global Discovery Securities Fund Class 2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Templeton Global Bond Securities Fund Class 2	Seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.	Franklin Advisers, Inc.

JANUS ASPEN SERIES	INVESTMENT GOAL	MANAGER
Janus Aspen Balanced Portfolio Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC

LORD ABBETT SERIES FUND, INC.	INVESTMENT GOAL	MANAGER
Lord Abbett Bond Debenture Portfolio Class VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC

MFS® VARIABLE INSURANCE TRUST	INVESTMENT GOAL	MANAGER
MFS® Utilities Series – Service Class	Seeks total return.	Massachusetts Financial Services Company

PIMCO VARIABLE INSURANCE TRUST	INVESTMENT GOAL	MANAGER
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	Seeks maximum real return, consistent with prudent investment management.	Pacific Investment Management Company, LLC

VAN ECK VIP TRUST	INVESTMENT GOAL	MANAGER
Van Eck VIP Global Hard Assets Fund Class S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation

For more information on the new Fund portfolios, including a discussion of the investment techniques, charges and expenses, and risks associated with each portfolio’s investments, see the applicable Fund prospectus. You can obtain an applicable Fund prospectus by contacting your financial advisor or online at www.PacificLife.com.

The first paragraph of the Transfers and Market-timing Restrictions subsection of the OVERVIEW section is replaced with the following:

You can transfer among Investment Options any time, subject to certain limitations, until your Annuity Date without paying any current income tax. Transfers are limited to 25 for each calendar year. Only 2 transfers per month may involve the Invesco V.I. Balanced-Risk Allocation Fund, BlackRock Global Allocation V.I. Fund, GE Investments Total Return Fund, International Value, International Small-Cap, International Large-Cap, Emerging Markets, Emerging Markets Debt, First Trust/Dow Jones Dividend & Income Allocation Portfolio, Fidelity VIP FundsManager 60%® Portfolio, Mutual Global Discovery Securities Fund, Templeton Global Bond Securities Fund or PIMCO Global Multi-Asset Investment Options. In addition, only 2 transfers into or out of each American Funds (American Funds Asset Allocation, American Funds Growth or American Funds Growth-Income), Global Absolute Return, Currency Strategies, Precious Metals, Lord Abbett Bond Debenture, MFS Utilities, PIMCO CommodityRealReturn® Strategy, or Van Eck Global Hard Assets Investment Option may occur in any calendar month. If you have used all 25 transfers in a calendar year, you may make 1 additional transfer of all or a portion of your Variable Account Value to the Cash Management Investment Option before the start of the next calendar year. You can also make systematic transfers by enrolling in our dollar cost averaging, portfolio rebalancing or earnings sweep programs. Transfers made under these systematic transfer programs or automatic quarterly rebalancing under the Custom Model program are excluded from these limitations. Some restrictions may apply to transfers to or from any fixed option.

The table in the Total Annual Fund Operating Expenses subsection of the OVERVIEW is replaced with the following:

	Minimum	Maximum
Range of total annual portfolio operating expenses before any waivers or expense reimbursements	0.29%	2.02%
Range of total annual portfolio operating expenses after any waivers or expense reimbursements	0.29%	1.97%

The table in the Examples subsection of the OVERVIEW is replaced with the following:

•	If you surrendered your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$1,355	$2,738	$3,970	$7,551
Minimum*	$808	$1,092	$1,220	$2,059

•	If you annuitized your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$1,355	$2,198	$3,700	$7,551
Minimum*	$808	$552	$950	$2,059

•	If you did not surrender or annuitize, but left the money in your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$725	$2,198	$3,700	$7,551
Minimum*	$178	$552	$950	$2,059

*	In calculating the examples above, we used the maximum and minimum total operating expenses of all the Portfolios as shown in the Fees And Expenses section of each Fund Prospectus. For more information on Contract fees and expenses, see CHARGES, FEES AND DEDUCTIONS in this Prospectus, and see each Fund Prospectus. See the FINANCIAL HIGHLIGHTS section in this Prospectus for condensed financial information about the Subaccounts.

The Investment Advisers subsection under the YOUR INVESTMENT OPTIONS section is amended to include the following:

American Century Investment Management, Inc. is the investment adviser of the American Century Variable Portfolios, Inc.

Franklin Advisory Services, LLC is the investment adviser for the Franklin Rising Dividends Securities Fund. Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Global Discovery Securities Fund. Franklin Advisers, Inc. is the investment adviser for the Templeton Global Bond Securities Fund. These portfolios are part of the Franklin Templeton Variable Insurance Products Trust.

Strategic Advisers, Inc., an affiliate of Fidelity Management & Research Company, is the investment advisor for the Fidelity VIP FundsManager 60%® Portfolio. Fidelity Management & Research Company is the investment adviser for the Fidelity VIP Contrafund® Portfolio. These portfolios are part of the Fidelity Variable Insurance Products Funds.

Janus Capital Management LLC is the investment adviser of the Janus Aspen Series.

Lord, Abbett & Co. LLC is the investment adviser of the Lord Abbett Series Fund, Inc.

Van Eck Associates Corporation is the investment adviser of the Van Eck VIP Trust.

The first paragraph of the Transfers and Market-timing Restrictions subsection of the HOW YOUR PURCHASE PAYMENTS ARE ALLOCATED section is replaced with the following:

Transfers are allowed 30 days after the Contract Date. Currently, we are not enforcing this restriction but we reserve the right to enforce it in the future. Once your Purchase Payments are allocated to the Investment Options you selected, you may transfer your Account Value less Loan Account Value from any Investment Option to any other Investment Option, except the DCA Plus Fixed Option. Transfers are limited to 25 for each calendar year. Only 2 transfers in any calendar month may involve any of the following Investment Options: Invesco V.I. Balanced-Risk Allocation Fund, BlackRock Global Allocation V.I. Fund, GE Investments Total Return Fund, International Value, International Small-Cap, International Large-Cap, Emerging Markets, Emerging Markets Debt, First Trust/Dow Jones Dividend & Income Allocation Portfolio, Fidelity VIP FundsManager 60%® Portfolio, Mutual Global Discovery Securities Fund, Templeton Global Bond Securities Fund, or PIMCO Global Multi-Asset. In addition, only 2 transfers into or out of each American Funds (American Funds Asset Allocation, American Funds Growth or American Funds Growth-Income), Global Absolute Return, Currency Strategies, Precious Metals, Lord Abbett Bond Debenture, MFS Utilities, PIMCO CommodityRealReturn® Strategy, or Van Eck Global Hard Assets Investment Option may occur in any calendar month.

The following portfolio has been added as an allowable Investment Option under the Investment Allocation Requirements subsection in the OPTIONAL LIVING BENEFIT RIDERS section:

Janus Aspen Balanced Portfolio

The second paragraph of the Service Arrangements subsection under the ADDITIONAL INFORMATION section is amended to include the following:

American Century Services, LLC pays us for each American Century Variable Portfolios, Inc. portfolio (Class II) held by our separate accounts. Janus Capital Management LLC, pays us for each Janus Aspen Series portfolio (Service Class) held by our separate accounts. Lord Abbett Series Fund, Inc. pays us for each Lord Abbett Series Fund, Inc. portfolio (Class VC) held by our separate accounts. Van Eck Securities Corporation, pays us for each Van Eck VIP Trust portfolio (Class S) held by our separate accounts.

The term Fund under the TERMS USED IN THIS PROSPECTUS section is amended to include the following:

American Century Variable Portfolios, Inc., Janus Aspen Series, Lord Abbett Series Fund, Inc., and Van Eck VIP Trust.

PART II

Part C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: None

Part B:

(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2011 and for each of the periods presented which are incorporated by reference from the 2011 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2)	Depositor’s Financial Statements

Audited Financial Statements dated as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, included in Part B include the following for Pacific Life & Annuity Company:

Independent Auditors’ Report

Statements of Financial Condition

Statements of Operations

Statements of Stockholder’s Equity

Statements of Cash Flows

Notes to Financial Statements

(b)	Exhibits

1.	(a)	Minutes of Action of Board of Directors of PM Group Life Insurance Company (PM Group) (PL&A) dated July 1, 1998; Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-11- 061494, filed on June 24, 2011, and incorporated by reference herein.

	(b)	Form of Selling Agreement between Pacific Life & Annuity Company (PL&A), PSD and Various Broker-Dealers; Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-06-000561, filed on April 21, 2006, and incorporated by reference herein.

4.	(a)	Pacific Portfolios — Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-2116); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

	(b)	Qualified Retirement Plan Rider (Form No. 20-24200); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

	(c)	(1) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-25200); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

(2) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-2156); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001556, filed on December 4, 2008, and incorporated by reference herein.

	(d)	Individual Retirement Annuity Rider (Form No. 20-28900); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

(e)	Roth Individual Retirement Annuity Rider (Form No. 20-29000); Included in Registration Statement on
Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

	(f)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-29100); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

	(g)	Stepped-Up Death Benefit Rider (Form No. 20-23500); Included in Registration Statement on Form N-4, File No. 333- 122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

	(h)	Guaranteed Protection Advantage 5 (GPA 5) Rider (Form No. 20-295-1); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

	(i)	Guaranteed Income Annuity (GIA) Rider (Form No. 20-2118); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-05-000913, filed on October 17, 2005, and incorporated by reference herein.

	(j)	(1) Enhanced Guaranteed Withdrawal Benefit Rider (Form No. 20-2120); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-05-000913, filed on October 17, 2005, and incorporated by reference herein.

(2) Excess Withdrawal Endorsement (Form No. 15-2152A); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001274, filed on September 11, 2008, and incorporated by reference herein.

	(k)	(1) 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-2131); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-06-001255, filed on October 19, 2006, and incorporated by reference herein.

(2) Excess Withdrawal Endorsement (Form No. 15-2152); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001274, filed on September 11, 2008, and incorporated by reference herein.

(l)	(1)	Joint Life 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-2135); Included in Registrant’s
Form N-4, File No. 333-122914, Accession No. 0000892569-07-000471, filed on April 19, 2007, and incorporated by reference herein.

(2) Excess Withdrawal Endorsement (Form No. 15-2152B); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001274, filed on September 11, 2008, and incorporated by reference herein.

	(m)	Guaranteed Protection Advantage 3 Rider (Form No. 20-2144); Included in Registrant’s Form N-4, File No. 333- 122914, Accession No. 0000892569-07-001584, filed on December 28, 2007, and incorporated by reference herein.

	(n)	(1) Guaranteed Withdrawal Benefit II Rider (Form No. 20-2146); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-07-001584, filed on December 28, 2007, and incorporated by reference herein.

(2) Excess Withdrawal Endorsement (Form No. 15-2152); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001274, filed on September 11, 2008, and incorporated by reference herein.

	(o)	Guaranteed Withdrawal Benefit III Rider (Form No. 20-2153); Included in Registrant’s Form N-4, File No. 333- 122914, Accession No. 0000892569-08-001274, filed on September 11, 2008, and incorporated by reference herein.

	(p)	Guaranteed Withdrawal Benefit Rider (Form No. 20-2154); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001274, filed on September 11, 2008, and incorporated by reference herein.

	(q)	Joint Life Guaranteed Withdrawal Benefit Rider (Form No. 20-2155); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001274, filed on September 11, 2008, and incorporated by reference herein.

	(r)	Income Access Rider (Form No. 20-2104); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001556, filed on December 4, 2008, and incorporated by reference herein.

	(s)	Core Withdrawal Benefit Rider (Form No. 20-2162); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-09-000476, filed on April 23, 2009, and incorporated by reference herein.

	(t)	DCA Plus Fixed Option Rider (Form No. 20-2103); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-09-029427, filed on August 4, 2009, and incorporated by reference herein.

	(u)	Guaranteed Withdrawal Benefit IV Rider (Form No. 20-2176); Included in Registrant’s Form N-4, File No. 333- 122914, Accession No. 0000950123-09-070787, filed on December 15, 2009, and incorporated by reference herein.

	(v)	Core Withdrawal Benefit II Rider (Form No. 20-2178); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-10-037061, filed on April 22, 2010, and incorporated by reference herein.

	(w)	Guaranteed Withdrawal Benefit V Rider — Single Life (Form No. 20-2194); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-10-115927, filed on December 23, 2010, and incorporated by reference herein.

	(x)	Guaranteed Withdrawal Benefit V Rider — Joint Life (Form No. 20-2195); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-10-115927, filed on December 23, 2010, and incorporated by reference herein.

(y)	Guaranteed Withdrawal Benefit VII Rider — Single Life (Form No. 20-2204); Included in Registrant’s
Form N-4, File No. 333-136598, Accession No. 0000950123-11-037694, filed on April 21, 2011, and incorporated by reference herein.

	(z)	Guaranteed Withdrawal Benefit VII Rider — Joint Life (Form No. 20-2205); Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000950123-11-037694, filed on April 21, 2011, and incorporated by reference herein.

5.	(a)	Variable Annuity Application for Pacific Portfolios (Form No. 25-2116); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

	(b)	Variable Annuity Application for Pacific Portfolios for Chase (Form No. N711-5A); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-05-000582, filed on August 3, 2005, and incorporated by reference herein.

	(c)	Portfolio Optimization Enrollment/Rider Request Form (Form No. N2150-5B); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-05-000404, filed on May 27, 2005, and incorporated by reference herein.

	(d)	Variable Annuity Application for Pacific Portfolios (Form No. 25-2116-1); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-06-000561, filed on April 21, 2006, and incorporated by reference herein.

	(e)	Variable Annuity Application for Pacific Portfolios for Chase (Form No. 25-2116-1); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-06-000561, filed on April 21, 2006, and incorporated by reference herein.

	(f)	Portfolio Optimization Enrollment/Rider Request Form (Form No. N2150-6B); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-06-000561, filed on April 21, 2006, and incorporated by reference herein.

	(g)	Pacific Portfolios for Chase Portfolio Optimization Enrollment/Rider Request Form (Form No. N710-6B); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-06-000561, filed on April 21, 2006, and incorporated by reference herein.

6.	(a)	Articles of Incorporation of PM Group Life; Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

	(b)	Amended and Restated Articles of Incorporation of PL&A; Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

	(c)	By-laws of Pacific Life & Annuity Company; Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

7.	Not applicable

8.	(a)	Pacific Select Fund Participation Agreement and Addendums thereto (to add the Strategic Value and Focused 30 Portfolios, add nine new Portfolios, and add the Equity Income and Research Portfolios); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

	(b)	Administrative Agreement Between Pacific Life & Annuity Company (PL&A) and Pacific Life Insurance Company (“Pacific Life”); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05- 002003, filed on February 18, 2005, and incorporated by reference herein.

	(c)	Fund Participation Agreement Between Pacific Life & Annuity Company, Pacific Select Distributors, Inc., American Funds Insurance Series, American Funds Distributors, and Capital Research and Management Company.; Included in Registration Statement on Form N-4, File No. 333-71081, as Exhibit 8(f), Accession No. 0000892569-05-000248, filed on April 18, 2005, and incorporated by reference herein.

	(d)	Fund Participation Agreement Between Pacific Life & Annuity Company, JPMorgan Investment Trust, JPMorgan Investment Advisors Corporation, and JPMorgan Funds Management, Inc.; Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-05-000582, filed on August 3, 2005, and incorporated by reference herein.

	(e)	Form of Exhibit B to the Pacific Select Fund Participation Agreement (to add International Small-Cap and Diversified Bond); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-06-000561, filed on April 21, 2006, and incorporated by reference herein.

	(f)	Form of AllianceBernstein Variable Products Series Fund, Inc. Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001274, filed on September 11, 2008, and incorporated by reference herein.

	(g)	Form of BlackRock Variable Series Fund, Inc. Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001274, filed on September 11, 2008, and incorporated by reference herein.

(1) Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-10-037061, filed on April 22, 2010, and incorporated by reference herein.

	(h)	Form of Franklin Templeton Variable Insurance Products Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001274, filed on September 11, 2008, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-10-037061, filed on April 22, 2010, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000950123-11-037694, filed on April 21, 2011, and incorporated by reference herein.

	(i)	Form of AllianceBernstein Investment, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001274, filed on September 11, 2008, and incorporated by reference herein.

	(j)	Form of BlackRock Distributors, Inc. Administrative Service Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001274, filed on September 11, 2008, and incorporated by reference herein.

(1) Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-10-037061, filed on April 22, 2010, and incorporated by reference herein.

(k)	Form of Franklin Templeton Service, LLC Administrative Services Agreement; Included in Registrant’s
Form N-4, File No. 333-122914, Accession No. 0000892569-08-001274, filed on September 11, 2008, and incorporated by reference herein.

(1) First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-10-037061, filed on April 22, 2010, and incorporated by reference herein.

(2) Second Amendment to Administrative Services Agreement

(3) Third Amendment to Administrative Services Agreement

	(l)	Form of AIM Variable Insurance Funds Participation Agreement; Included in Registrant’s Form N-4, File No. 333- 122914, Accession No. 0000892569-08-001556, filed on December 4, 2008, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-12-006362 filed on April 23, 2012, and incorporated by reference herein.

	(m)	Form of Invesco Aim Distributors, Inc. Distribution Services Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001556, filed on December 4, 2008, and incorporated by reference herein.

	(n)	Form of Invesco Aim Advisors, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001556, filed on December 4, 2008, and incorporated by reference herein.

	(o)	Form of GE Investments Funds, Inc. Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001556, filed on December 4, 2008, and incorporated by reference herein.

(1) Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-10-037061, filed on April 22, 2010, and incorporated by reference herein.

(p)	Form of GE Investment Distributors, Inc. Distribution and Services Agreement (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-10-037061, filed on
April 22, 2010, and incorporated by reference herein.

	(q)	Form of Van Kampen Life Investment Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333- 122914, Accession No. 0000892569-08-001556, filed on December 4, 2008, and incorporated by reference herein.

	(r)	Form of Van Kampen Funds, Inc. Shareholder Service Agreement; Included in Registrant’s Form N-4, File No. 333- 122914, Accession No. 0000892569-08-001556, filed on December 4, 2008, and incorporated by reference herein.

	(s)	Form of Van Kampen Asset Management Administrative Services Letter Agreement; Included in Registrant’s Form N- 4, File No. 333-122914, Accession No. 0000892569-08-001556, filed on December 4, 2008, and incorporated by reference herein.

	(t)	Form of GE Investments Funds, Inc. Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-10-037061, filed on April 22, 2010, and incorporated by reference herein.

(1) First Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-10-037061, filed on April 22, 2010, and incorporated by reference herein.

	(u)	Form of PIMCO Variable Insurance Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-10-037061, filed on April 22, 2010, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000950123-11-037694, filed on April 21, 2011, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000950123-11-037694, filed on April 21, 2011, and incorporated by reference herein.

	(v)	Form of Allianz Global Investors Distributors LLC Selling Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-10-037061, filed on April 22, 2010, and incorporated by reference herein.

	(w)	Form of PIMCO LLC Services Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-10-037061, filed on April 22, 2010, and incorporated by reference herein.

(1) Amendment to Services Agreement

	(x)	Form of MFS Variable Insurance Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333- 160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000950123-11-037694, filed on April 21, 2011, and incorporated by reference herein.

	(y)	Form of MFS Variable Insurance Trust Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

	(z)	Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Funds V); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-12-006362 filed on April 23, 2012, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-12-006362 filed on April 23, 2012, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-12-006362 filed on April 23, 2012, and incorporated by reference herein.

	(aa)	Service Contract with Fidelity Distributors Corporation; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-12-006362 filed on April 23, 2012, and incorporated by reference herein.

(1) Amendment to Service Contract; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-12-006362 filed on April 23, 2012, and incorporated by reference herein.

	(bb)	Participation Agreement with First Trust Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-12-006362 filed on April 23, 2012, and incorporated by reference herein.

	(cc)	Administrative Services Agreement with First Trust Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-12-006362 filed on April 23, 2012, and incorporated by reference herein.

	(dd)	Support Agreement with First Trust Advisors L.P.; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-12-006362 filed on April 23, 2012, and incorporated by reference herein.

	(ee)	Form of American Century Investment Services, Inc. Participation Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012.

	(ff)	Form of American Century Investment Services, Inc. Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012.

(1) First Amendment to Administrative Services Agreement

	(gg)	Participation Agreement with Janus Aspen Series; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

(1) First Amendment to Participation Agreement

	(hh)	Distribution and Shareholder Service Agreement with Janus Capital Management LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

	(ii)	Administrative Services Agreement with Janus Distributors LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

	(jj)	Form of Lord Abbett Series Fund, Inc. Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

	(kk)	Form of Lord Abbett Series Fund, Inc. Service Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

(ll)	Form of Lord Abbett Series Fund, Inc. Administrative Services Agreement; Included in Registrant’s
Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

	(mm)	Form of Lord Abbett Series Fund, Inc. Support Payment Agreement

(1) First Amendment to Support Payment Agreement

	(nn)	Participation Agreement with Van Eck Worldwide Insurance Trust; Included in Registrant’s Form N-6, File No. 033-21754, Accession No. 0000892569-05-000254 filed on April 19, 2005, and incorporated by reference herein.

(1) First Amendment to Participation Agreement

9.	Opinion and Consent of legal officer of Pacific Life & Annuity Company as to the legality of Contracts being registered; Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

10.	Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-12-006362 filed on April 23, 2012, and incorporated by reference herein.

11.	Not applicable

12.	Not applicable

13.	Powers of Attorney; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-12-006362 filed on April 23, 2012, and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life & Annuity Company

Name and Address	Positions and Offices with Pacific Life & Annuity Company
James T. Morris	Director, Chairman and Chief Executive Officer

Khanh T. Tran	Director and President

Adrian S. Griggs	Executive Vice President and Chief Financial Officer

Sharon A. Cheever	Director, Senior Vice President and General Counsel

Jane M. Guon	Director, Vice President and Secretary

Edward R. Byrd	Senior Vice President and Chief Accounting Officer

Brian D. Klemens	Vice President and Controller

Dewey P. Bushaw	Executive Vice President

Denis P. Kalscheur	Senior Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive

Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life & Annuity Company or Separate Account A

The following is an explanation of the organization chart of Pacific Life & Annuity Company’s subsidiaries:

PACIFIC LIFE & ANNUITY COMPANY, SUBSIDIARIES & AFFILIATED

ENTERPRISES LEGAL STRUCTURE

Pacific Life & Annuity Company is an Arizona Stock Life Insurance Company wholly-owned by Pacific Life Insurance Company (a Nebraska Stock Life Insurance Company) which is wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

Item 27. Number of Contractholders

Pacific Portfolios—Approximately	81	Qualified
	62	Non Qualified

Pacific Portfolios for Chase—Approximately	173	Qualified
	158	Non Qualified

Item 28. Indemnification

(a)	The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b)	The Form of Selling Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, Inc. (PSD), and Various Broker-Dealers and Agency (Selling Entities) provides substantially as follows:

Pacific Life & Annuity Company and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life & Annuity Company and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life & Annuity Company and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b)(i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life & Annuity Company or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life & Annuity Company or PSD or that, although previously approved in writing by Pacific Life & Annuity Company or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

Item 29. Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, COLI IV Separate Account, COLI V Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, Separate Account I of Pacific Life Insurance Company, Separate Account I of Pacific Life & Annuity Company.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life Insurance Company at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

(a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

(b) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life & Annuity Company and the sponsoring insurance company of the Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 14th day of December, 2012.

SEPARATE ACCOUNT A
(Registrant)

By:	PACIFIC LIFE & ANNUITY COMPANY

By:
James T. Morris*
Director, Chairman and Chief Executive Officer

By:	PACIFIC LIFE & ANNUITY COMPANY
(Depositor)

By:
James T. Morris*
Director, Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 21 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Director, Chairman and Chief Executive Officer	December 14, 2012
James T. Morris*

	Director and President	December 14, 2012
Khanh T. Tran*

	Executive Vice President and Chief Financial Officer	December 14, 2012
Adrian S. Griggs*

	Director, Senior Vice President and General Counsel	December 14, 2012
Sharon A. Cheever*

	Director, Vice President and Secretary	December 14, 2012
Jane M. Guon*

	Senior Vice President and Chief Accounting Officer	December 14, 2012
Edward R. Byrd*

	Vice President and Controller	December 14, 2012
Brian D. Klemens*

	Executive Vice President	December 14, 2012
Dewey P. Bushaw*

	Senior Vice President and Treasurer	December 14, 2012
Denis P. Kalscheur*

*By:	/s/ SHARON A. CHEEVER	December 14, 2012
Sharon A. Cheever
as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 19 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333-122914, Accession No. 0000950123-12-006362, filed on April 23, 2012, as Exhibit 13.)